Remuneration of Key Management Personnel	12 Months Ended
Dec. 31, 2019
Remuneration of Key Management Personnel [Abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL
8.	REMUNERATION OF KEY MANAGEMENT PERSONNEL

	Year ended December 31,
$'000	2019			2018			2017
	Directors fees	Bonus	Salary	Directors fees	Bonus	Salary	Directors fees	Salary

W Simon	48	-	-	51	-	-	49	-
G. Cerrone (1)	102	182	-	124	-	-	86	-
R. Dalla-Favera	3	-	-	26	-	-	26	-
K. Shailubhai (2)	-	210	600	-	105	300	10	286
	153	392	600	201	105	300	171	286

(1)	Gabriele Cerrone's bonus covers the period June 9, 2016 to December 31, 2019

(2)	Kunwar Shailubhai became an employee of the company on May 24, 2017, at which point he ceased to be a non-executive director.

The following share options were granted to directors in the following periods:

	Year ended December 31,
	2019	2018	2017
	Number of options	Number of options	Number of options

G. Cerrone	-	550,000	-
K. Shailubhai	-	6,500,000	400,000
L. Zanbeletti	-	550,000
	-	7,600,000	400,000

The key management personnel of the Group are considered to be represented by the directors and officers of the company.

No director has yet benefitted from any increase in the value of share capital since issuance of the options.

No director exercised share options in the year.

For the year ended December 31, 2019, the company made $15k (2018: $17k; 2017: $6k) of payments to defined contribution pension schemes on behalf of directors or employees.